UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

DECEMBER 31, 2006

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES - 17.6%
Aerospace & Defense - 0.2%
100,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	$101,250
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	260,000
20,000	TransDigm Inc., 7.750% due 7/15/14	20,700

	Total Aerospace & Defense	381,950

Auto Components - 0.1%
100,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	99,500
55,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	59,263
	Visteon Corp., Senior Notes:
30,000	8.250% due 8/1/10	29,400
40,000	7.000% due 3/10/14	35,200

	Total Auto Components	223,363

Automobiles - 0.8%
	Ford Motor Co.:
	Debentures:
60,000	8.875% due 1/15/22	52,500
50,000	6.625% due 10/1/28	36,500
790,000	Notes, 7.450% due 7/16/31 (a)	624,100
425,000	Senior Notes, 4.950% due 1/15/08	417,923
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23	46,750
410,000	8.375% due 7/15/33	381,300

	Total Automobiles	1,559,073

Building Products - 0.2%
100,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	103,500
80,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	85,400
120,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.465% due 3/1/14	84,600

	Total Building Products	273,500

Capital Markets - 0.0%
40,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	41,800

Commercial Services & Supplies - 0.5%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	103,000
	Allied Waste North America Inc., Senior Notes, Series B:
217,000	9.250% due 9/1/12	231,647
175,000	7.250% due 3/15/15	176,094
90,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	95,850
125,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	138,750
190,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	209,000

	Total Commercial Services & Supplies	954,341

Consumer Finance - 4.4%
	Ford Motor Credit Co.:
	Notes:
115,000	6.625% due 6/16/08	114,961
3,000,000	6.944% due 1/15/10 (a)(c)	2,936,217
220,000	Senior Notes, 9.875% due 8/10/11	235,513
	General Motors Acceptance Corp., Notes:
25,000	7.250% due 3/2/11	26,022

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Consumer Finance - 4.4% (continued)
500,000	6.750% due 12/1/14	$514,349
4,000,000	7.569% due 12/1/14 (a)(c)	4,190,700
50,000	8.000% due 11/1/31	57,570

	Total Consumer Finance	8,075,332

Containers & Packaging - 0.4%
35,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	35,525
	Graphic Packaging International Corp.:
35,000	Senior Notes, 8.500% due 8/15/11	36,400
190,000	Senior Subordinated Notes, 9.500% due 8/15/13	201,400
225,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	239,625
165,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	162,525

	Total Containers & Packaging	675,475

Diversified Consumer Services - 0.2%
360,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (b)	397,800
30,000	Service Corp. International, Senior Notes, 7.625% due 10/1/18	31,950

	Total Diversified Consumer Services	429,750

Diversified Financial Services - 2.2%
125,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	129,062
100,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	98,250
250,000	Chukchansi Economic Development Authority, Senior Notes, 8.877% due 11/15/12 (b)(c)	258,125
	CitiSteel USA Inc., Senior Secured Notes:
30,000	12.949% due 9/1/10 (c)	31,200
40,000	15.000% due 10/1/10 (b)(d)	45,400
81,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	85,455
85,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	86,700
5,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	4,775
2,000,000	Residential Capital Corp., Notes, 6.739% due 6/29/07 (a)(c)	2,010,192
840,000	TNK-BP Finance SA, 6.875% due 7/18/11 (b)	870,450
50,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	52,938
30,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	32,850
195,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.000% due 10/1/15	151,125
125,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	127,187

	Total Diversified Financial Services	3,983,709

Diversified Telecommunication Services - 0.7%
	Cincinnati Bell Inc.:
30,000	Senior Notes, 7.000% due 2/15/15	30,188
95,000	Senior Subordinated Notes, 8.375% due 1/15/14	98,088
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	40,725
10,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (b)	10,150
110,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	115,775
	Intelsat Bermuda Ltd., Senior Notes:
125,000	9.250% due 6/15/16 (b)	135,000
225,000	11.250% due 6/15/16 (b)	248,062
30,000	Level 3 Financing Inc., Senior Notes, 11.800% due 3/15/11 (c)	31,875
75,000	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	79,594
250,000	Qwest Corp., Notes, 8.610% due 6/15/13 (c)	271,875

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†		SECURITY	VALUE
Diversified Telecommunication Services - 0.7% (continued)
2,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.799% due 1/31/16	$192,467

		Total Diversified Telecommunication Services	1,253,799

Energy Equipment & Services - 0.2%
198,000		Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	200,475
20,000		GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	20,500
20,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	20,750
200,000		Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	202,000

		Total Energy Equipment & Services	443,725

Food & Staples Retailing - 0.3%
504,138		CVS Corp., Pass-through Certificates, 6.117% due 1/10/13 (b)	508,179

Gas Utilities - 0.0%
30,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	29,550

Health Care Providers & Services - 0.3%
195,000		HCA Inc., Notes, 6.375% due 1/15/15	165,750
375,000		Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	383,437

		Total Health Care Providers & Services	549,187

Hotels, Restaurants & Leisure - 1.1%
175,000		Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12	181,781
242,000		Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	243,210
125,000		Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	120,000
70,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	75,950
225,000		Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	225,000
250,000		Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	243,437
260,000		MGM MIRAGE Inc., Senior Notes, 7.625% due 1/15/17	261,950
200,000		Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	201,500
250,000		Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	246,250
200,000		Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	203,000
		Station Casinos Inc.:
60,000		Senior Notes, 7.750% due 8/15/16	60,750
15,000		Senior Subordinated Notes, 6.875% due 3/1/16	13,538

		Total Hotels, Restaurants & Leisure	2,076,366

Household Durables - 0.3%
200,000		Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	213,000
45,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	46,800
220,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.979% due 9/1/12	187,000
125,000		Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	131,250

		Total Household Durables	578,050

Household Products - 0.0%
65,000		Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (b)	71,338

Independent Power Producers & Energy Traders - 0.8%
40,000		AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	40,024
		AES Corp., Senior Notes:
375,000		9.375% due 9/15/10	409,219
25,000		8.875% due 2/15/11	26,937
200,000		Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	195,000

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Independent Power Producers & Energy Traders - 0.8% (continued)
	Edison Mission Energy, Senior Notes:
125,000	7.730% due 6/15/09	$130,000
80,000	7.750% due 6/15/16	85,200
130,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	132,600
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	75,750
310,000	7.375% due 2/1/16	312,325

	Total Independent Power Producers & Energy Traders	1,407,055

Internet & Catalog Retail - 0.1%
10,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	9,825
175,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	176,094

	Total Internet & Catalog Retail	185,919

IT Services - 0.1%
	SunGard Data Systems Inc.:
50,000	Senior Notes, 9.125% due 8/15/13	52,750
175,000	Senior Subordinated Notes, 10.250% due 8/15/15	187,687

	Total IT Services	240,437

Leisure Equipment & Products - 0.0%
70,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	69,650

Media - 1.2%
120,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	127,800
50,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	56,375
497,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	512,531
10,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	9,650
225,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (b)	235,969
30,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	30,000
	CSC Holdings Inc.:
75,000	Senior Debentures, Series B, 8.125% due 8/15/09	78,094
250,000	Senior Notes, Series B, 8.125% due 7/15/09	260,313
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	84,645
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	366,562
325,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	351,812
95,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	97,375
50,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	51,313

	Total Media	2,262,439

Metals & Mining - 0.3%
150,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	165,562
80,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14	85,200
	Vale Overseas Ltd., Notes:
128,000	6.250% due 1/23/17	129,222
120,000	6.875% due 11/21/36	123,678

	Total Metals & Mining	503,662

Multiline Retail - 0.0%
45,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	50,288

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Office Electronics - 0.1%
160,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	$168,000

Oil, Gas & Consumable Fuels - 1.6%
170,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	175,100
50,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	49,750
40,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	40,400
	El Paso Corp., Medium-Term Notes:
375,000	7.375% due 12/15/12	396,562
300,000	7.750% due 1/15/32	330,000
80,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66	86,801
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	255,000
510,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (b)	514,845
30,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	30,150
20,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	20,550
95,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (b)	98,088
75,000	Peabody Energy Corp., Series B, 6.875% due 3/15/13	77,250
45,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	45,450
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	197,500
500,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32 (a)	567,500

	Total Oil, Gas & Consumable Fuels	2,884,946

Paper & Forest Products - 0.2%
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	102,500
125,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	129,375
	NewPage Corp., Senior Secured Notes:
40,000	10.000% due 5/1/12	42,400
20,000	11.621% due 5/1/12 (c)	21,700

	Total Paper & Forest Products	295,975

Pharmaceuticals - 0.1%
145,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	150,800

Real Estate Investment Trusts (REITs) - 0.2%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	5,125
425,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	413,788
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
10,000	7.125% due 6/1/15	10,550
20,000	6.750% due 4/1/17	20,750

	Total Real Estate Investment Trusts (REITs)	450,213

Road & Rail - 0.1%
140,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	150,150

Software - 0.0%
20,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	18,700

Specialty Retail - 0.1%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	77,800
5,000	Linens ‘n Things Inc., Senior Secured Notes, 10.999% due 1/15/14 (c)	4,875
20,000	Michaels Stores Inc., Subordinated Notes, step bond to yield 13.255% due 11/1/16 (b)	10,950

	Total Specialty Retail	93,625

Textiles, Apparel & Luxury Goods - 0.3%
300,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	324,750

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 0.3% (continued)
35,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	$36,312
100,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	101,750
50,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	39,500

	Total Textiles, Apparel & Luxury Goods	502,312

Tobacco - 0.0%
10,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	10,700

Trading Companies & Distributors - 0.1%
50,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	53,750
55,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	57,888

	Total Trading Companies & Distributors	111,638

Wireless Telecommunication Services - 0.4%
125,000	IWO Holdings Inc., Senior Secured Notes, 9.124% due 1/15/12 (c)	128,125
140,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	149,625
410,000	True Move Co., Ltd., 10.750% due 12/16/13 (b)	401,800
125,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	135,625

	Total Wireless Telecommunication Services	815,175

	TOTAL CORPORATE BONDS & NOTES (Cost - $31,683,234)	32,480,171

ASSET-BACKED SECURITIES - 9.8%
Home Equity - 9.8%
810,000	Fremont Home Loan Trust, Series 2004-D, Class M5, 6.350% due 11/25/34 (a)(c)	815,892
410,000	GSAMP Trust, Series 2004-OPT, Class B1, 6.950% due 11/25/34 (c)	412,533
4,023,441	Lehman XS Trust, Series 2005-1, Class 2A2, 4.660% due 7/25/35 (a)(c)	4,036,278
5,009	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (b)	4,989
2,400,000	Novastar Home Equity Loan, Series 2004-03, Class A1B, 5.975% due 12/25/34 (a)(c)	2,409,806
	RAAC:
1,115,116	Series 2006-RP2, Class A, 5.600% due 2/25/37 (b)(c)	1,115,127
1,933,105	Series 2006-RP4, Class A, 5.610% due 1/25/46 (a)(b)(c)	1,934,339
2,165,888	Residential Asset Mortgage Products Inc., Series 2004-RS6, Class A2B2, 5.650% due 6/25/34 (a)(c)	2,167,415
1,000,000	SACO I Trust, Series 2005-WM3, Class A3, 5.700% due 9/25/35 (a)(c)	1,000,978
107,070	Sail Net Interest Margin Notes, Series 2004-2A, Class A, 5.500% due 3/27/34 (b)	38,769
	Structured Asset Investment Loan Trust:
810,000	Series 2004-9, Class M4, 6.650% due 10/25/34 (a)(c)	815,456
1,703,745	Series 2005-1, Class A4, 5.580% due 2/25/35 (b)(c)	1,706,350
1,623,630	Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 5.620% due 5/25/31 (b)(c)	1,629,303

	TOTAL ASSET-BACKED SECURITIES (Cost - $18,082,625)	18,087,235

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.5%
	American Home Mortgage Investment Trust:
662,357	Series 2005-4, Class 5A, 5.350% due 11/25/45 (a)(c)	663,214
410,000	Series 2005-4, Class M3, 6.150% due 11/25/45 (c)	410,328
1,457,055	Banc of America Funding Corp., Series 2003-1, Class A1, 6.000% due 5/20/33 (a)	1,458,422
1,882,313	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 5.680% due 6/25/35 (a)(c)	1,890,444
	Downey Savings and Loan Association Mortgage Loan Trust, Series 2006-AR1:

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.5% (continued)
946,573	Class 1A1A, 5.747% due 4/19/36 (a)(c)	$946,573
946,573	Class 1A1B, 5.747% due 4/19/36 (a)(c)	946,573
	Federal Home Loan Mortgage Corp. (FHLMC):
6,363,151	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23 (j)	1,077,811
6,873,032	Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22 (j)	1,149,099
13,236,289	Series 2645, Class IW, PAC IO, 5.000% due 7/15/26 (j)	1,049,550
10,069,784	Series 2684, Class PI, PAC, IO, 5.000% due 5/15/23 (j)	331,473
8,623,906	Series 2777, Class PI, PAC, IO, 5.000% due 5/15/24 (j)	461,087
6,071,303	Series 2839, Class TX, PAC, IO, 5.000% due 1/15/19 (j)	868,196
7,543,000	Series 2866, Class IC, PAC, IO, 5.000% due 1/15/24 (j)	643,361
1,462,902	Series 2927, Class 0Q, PAC-1, IO, 5.000% due 8/15/19	41,216
	Federal National Mortgage Association (FNMA):
5,832,244	Series 339, Class 30, IO, 5.500% due 7/1/18 (j)	976,955
14,871,780	Strip, Series 337, Class 2, IO, 5.000% due 6/1/33 (j)	3,458,482
780,277	Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A, 5.700% due 1/19/35 (a)(c)	784,014
1,457,712	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.409% due 10/25/35 (a)(c)	1,446,512
	Lehman XS Trust:
999,334	Series 2005-5N, Class 3A1A, 5.650% due 11/25/35 (a)(c)	1,000,837
918,155	Series 2006-04N, Class A2A, 5.570% due 4/25/46 (a)(c)	919,484
518,656	Long Beach Mortgage Loan Trust, Series 2001-03, Class M1, 6.175% due 9/25/31 (a)(c)	525,623
2,046,942	Luminent Mortgage Trust, 5.550% due 2/25/46 (a)(c)	2,045,867
1,944,617	Morgan Stanley Mortgage Loan Trust, Series 2006-6AR, Class 2A, 5.643% due 5/25/36 (a)(c)	1,947,436
3,200,000	Residential Accredit Loans Inc., Series 2006-QO7, Class 3A2, 5.525% due 9/25/46 (a)(c)	3,198,117
1,127,248	Structured Asset Mortgage Investment Inc., Series 2006-AR3, Class 11A1, 5.560% due 4/25/36 (a)(c)	1,130,106
	Structured Asset Securities Corp.:
622,063	Series 1998-2, Class M1, 6.450% due 2/25/28 (a)(c)	624,374
229,420	Series 1998-3, Class M1, 6.350% due 3/25/28 (c)	229,665
520,600	Series 1998-8, Class M1, 6.290% due 8/25/28 (c)	521,134
9,227,041	Series 2005-RF3, Class 2A, 5.948% due 6/25/35 (a)(b)(c)	9,365,447
1,623,614	Washington Mutual Inc., Series 2005-AR8, Class 2AB3, 5.710% due 7/25/45 (a)(c)	1,631,883
1,540,543	Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 1A1, 4.604% due 1/25/35 (a)(c)	1,523,868

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $41,733,043)	43,267,151

LOAN PARTICIPATIONS(c)(e) - 6.5%
Auto Parts & Equipment - 0.5%
997,500	Delphi Corp., Term Loan, Tranche B, 13.750% due 6/14/11 (JPMorgan Chase & Co.)(a)	1,001,241

Energy - 1.6%
992,500	Key Energy Services Inc., Term Loans, Tranche B, 7.850% due 7/30/12 (Lehman Brothers)(a)	996,842
1,000,000	Sandbridge Energy, Term Loan, 11.000% due 11/30/11 (Bank of America)(a)	1,010,000
	Targa Resources Inc., Term Loans:
798,387	7.610% due 10/28/12 (C.S. First Boston Corp.)(a)	802,878
193,548	Tranche A, 5.374% due 10/28/12 (C.S. First Boston Corp.)	194,637

	Total Energy	3,004,357

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Entertainment - 0.4%
750,000	BLB Worldwide Holdings Inc., Term Loan, 9.700% due 7/18/12 (Merrill Lynch)(a)	$759,375

Forest Products & Paper - 0.6%
	Bluegrass Container Co. LLC:
757,576	Second Lien, Tranche, 10.330% due 12/30/13 (JPMorgan Chase & Co.)(a)	765,625
242,424	Term Loans, 10.330% due 12/30/13 (JPMorgan Chase & Co.)	245,485

	Total Forest Products & Paper	1,011,110

Health Care-Services - 0.5%
825,833	DaVita Inc., Term Loans, Tranche B 1, 7.510% due 10/5/12 (JPMorgan Chase & Co.)(a)	831,511

Media - 1.1%
1,000,000	Charter Communications Term Loan, 8.125% due 5/1/13 (JPMorgan Chase & Co.)(a)	1,007,687
994,962	DIRECTV Holdings LLC, Term Loans, 6.850% due 12/27/15 (Bank of America)(a)	997,336

	Total Media	2,005,023

Metal Fabricate/Hardware - 0.4%
755,944	Mueller Group Inc., Term Loans, 7.370% due 10/3/12 (Bank of America)(a)	761,298

Rail Industries - 0.4%
750,000	UPC Finance Term Loan Facility K2, 7.640% due 3/15/15 (Toronto Dominion)(a)	751,594

Resorts/Casinos - 0.6%
	Venetian Casino Resort LLC, Term Loans:
170,940	Tranche B, 7.250% due 6/15/11 (Bank of Nova Scotia)	171,786
829,060	Tranche L, 7.250% due 6/15/11 (Bank of Nova Scotia)(a)	833,166

	Total Resorts/Casinos	1,004,952

Telecommunications - 0.4%
750,000	UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion)(a)	751,594

	TOTAL LOAN PARTICIPATIONS (Cost - $11,832,425)	11,882,055

MORTGAGE-BACKED SECURITIES - 17.3%
FHLMC - 5.3%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
817,544	7.000% due 6/1/17 (a)	840,367
6,217,608	6.500% due 8/1/29-11/1/34 (a)	6,344,839
2,517,391	6.000% due 2/1/33 (a)	2,542,763

	TOTAL FHLMC	9,727,969

FNMA - 12.0%
	Federal National Mortgage Association (FNMA):
385,270	5.500% due 1/1/14	387,038
1,654,713	7.000% due 3/15/15-6/1/32 (a)	1,707,159
4,898,575	6.000% due 5/1/33 (a)	4,941,407
3,026,247	5.500% due 4/1/35 (a)	2,992,628
4,200,000	5.000% due 1/11/37 (f)(g)	4,055,625

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†		SECURITY	VALUE
FNMA - 12.0% (continued)
8,000,000		6.000% due 1/11/37 (f)(g)	$8,055,000

		TOTAL FNMA	22,138,857

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $32,314,101)	31,866,826

SOVEREIGN BONDS - 6.1%
Argentina - 0.5%
		Republic of Argentina:
657,000		5.590% due 8/3/12 (a)(c)	621,001
422,618	ARS	Bonds, 2.000% due 1/3/10 (c)	283,768
		GDP Linked Securities:
275,000	EUR	0.662% due 12/15/35 (c)	47,466
270,000		0.624% due 12/15/35 (c)	36,990
50,385	ARS	0.649% due 12/15/35 (c)	1,997

		Total Argentina	991,222

Brazil - 1.3%
		Federative Republic of Brazil:
360,000		11.000% due 8/17/40	477,630
		Collective Action Securities:
675,000		8.750% due 2/4/25 (a)	837,000
940,000		Notes, 8.000% due 1/15/18 (a)	1,046,455

		Total Brazil	2,361,085

Colombia - 0.5%
		Republic of Colombia:
715,000		10.750% due 1/15/13 (a)	887,494
2,000		11.750% due 2/25/20	2,915
100,000		7.375% due 9/18/37	107,600

		Total Colombia	998,009

Ecuador - 0.1%
325,000		Republic of Ecuador, 10.000% due 8/15/30 (b)	242,125

El Salvador - 0.2%
		Republic of El Salvador:
200,000		7.750% due 1/24/23 (b)	229,500
90,000		8.250% due 4/10/32 (b)	108,450

		Total El Salvador	337,950

Mexico - 0.9%
1,320,000		United Mexican States, 8.125% due 12/30/19 (a)	1,616,340

Panama - 0.4%
		Republic of Panama:
521,000		9.375% due 4/1/29 (a)	696,837
2,000		6.700% due 1/26/36	2,090

		Total Panama	698,927

Peru - 0.4%
		Republic of Peru:
185,000		8.750% due 11/21/33	244,200
278,400		FLIRB, 5.000% due 3/7/17 (c)	276,771
25,000		Global Bonds, 7.350% due 7/21/25	28,313
		PDI:
129,200		5.000% due 3/7/17 (c)	128,441
6,840		5.000% due 3/7/17 (b)(c)	6,823

		Total Peru	684,548

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Russia - 1.1%
	Russian Federation:
280,002	8.250% due 3/31/10 (b)	$292,742
765,000	12.750% due 6/24/28 (b)	1,386,563
215,000	5.000% due 3/31/30 (b)	243,084

	Total Russia	1,922,389

Venezuela - 0.7%
	Bolivarian Republic of Venezuela:
332,000	5.750% due 2/26/16	314,985
	Collective Action Securities:
324,000	9.375% due 1/13/34	430,272
500,000	Notes, 10.750% due 9/19/13 (a)	620,000

	Total Venezuela	1,365,257

	TOTAL SOVEREIGN BONDS (Cost - $10,444,068)	11,217,852

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.1%
U.S. Government Agencies - 12.1%
11,000,000	Federal Farm Credit Bank (FFCB), Bonds, 5.280% due 2/12/09 (a)(c)	11,007,997
11,000,000	Federal Home Loan Bank (FHLB), Bonds, 5.191% due 6/18/08 (a)(c)	10,988,703
320,000	Federal National Mortgage Association (FNMA), Notes, 5.000% due 9/15/08	319,773

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $22,321,498)	22,316,473

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.1%
	U.S. Treasury Notes, Inflation Indexed:
4,168,224	2.375% due 4/15/11 (a)	4,152,922
207,486	1.875% due 7/15/15	198,903
1,298,960	2.500% due 7/15/16 (a)	1,309,210

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $5,637,863)	5,661,035

SHARES
PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
100	Ford Motor Co., Series F, 7.550%	1,704

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
600	Preferred Plus, Series FRD-1, 7.400%	10,200
1,700	Saturns, Series F 2003-5, 8.125%	33,830

	TOTAL FINANCIALS	44,030

	TOTAL PREFERRED STOCKS (Cost - $42,106)	45,734

CONTRACTS
PURCHASED OPTIONS - 0.0%
234	U.S. Treasury Notes 10 year Futures, Put @ $103, expires 2/23/07	4,826
60	U.S. Treasury Notes 10 year Futures, Put @ $104, expires 2/23/07	938

	TOTAL PURCHASED OPTIONS (Cost - $6,064)	5,764

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $174,097,027)	176,830,296

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT†	SECURITY	VALUE
SHORT-TERM INVESTMENTS(a) - 4.0%
U.S. Government Agency - 0.2%
500,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (Cost - $487,986) (h)(i)	$487,878

Repurchase Agreement - 3.8%
6,967,000	Nomura Securities International Inc. repurchase agreement dated 12/29/06; 5.270% due 1/2/07; Proceeds at maturity - $6,971,080 (Fully collateralized by U.S. government agency obligation 5.000% due 3/13/16; Market value - $7,106,997) (Cost - $6,967,000)	6,967,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,454,986)	7,454,878

	TOTAL INVESTMENTS - 100.0% (Cost - $181,552,013#)	184,285,174

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, swap contracts and written options.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Participation interest was acquired through the financial institution indicated parenthetically.

(f)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(g)	All or a portion of this security is acquired under a mortgage dollar roll agreement.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Illiquid security

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PDI	— Past Due Interest

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
120	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	$110.00	$7,500
214	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	107.00	103,656
60	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	108.00	60,937

	TOTAL OPTIONS WRITTEN			$172,093

	(Premiums received - $129,061)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Variable Rate Strategic Fund Inc. (formerly known as Salomon Brothers Variable Rate Strategic Fund Inc.) (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(e) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securites under a mortgage dollar roll files bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on

Notes to Schedule of Investments (unaudited) (continued)

forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,689,757
Gross unrealized depreciation	(956,596)

Net unrealized appreciation	$2,733,161

At December 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Federal Republic of Germany 10 Year Bonds	55	03/07	$8,476,435	$8,421,230	$(55,205)
U.S. Treasury 2 Year Notes	583	03/07	119,260,572	118,950,219	(310,353)

					$(365,558)

Contracts to Sell:
U.S. Treasury 5 Year Notes	22	03/07	$2,324,562	$2,311,375	$13,187
U.S. Treasury 10 Year Notes	60	03/07	6,500,950	6,448,125	52,825

					$66,012

Net Unrealized Loss on Open Futures Contracts					$(299,546)

During the period ended December 31, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding September 30, 2006	—	—
Options written	394	$129,061
Options written, outstanding December 31, 2006	394	$129,061

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $12,108,656. The average monthly balance of dollar rolls outstanding for the Fund during the period ended December 31, 2006 was approximately $8,037,987. There were no counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at December 31, 2006. At December 31, 2006, the Fund held TBA securities with a total cost of $12,108,656.

At December 31, 2006, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$20,000,000
Payments Made by Fund:	Fixed Rate 3.559%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/07
Unrealized Appreciation	$12,954

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$10,000,000
Payments Made by Fund:	Fixed Rate 4.665%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/15
Unrealized Appreciation	$314,435

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate 4.655%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/7/14
Unrealized Appreciation	$563,011

At December 31, 2006, the Fund had total net unrealized appreciation of $890,400, from swap contracts.

At December 31, 2006, the Fund held loan participations with a total cost of $11,832,425 and a total market value of $11,882,055.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: February 28, 2007